Ally Master Owner Trust
Monthly Servicing Report
April 17, 2017

ADDITIONAL PRINCIPAL RECEIVABLE STATISTICS
As of March 31, 2017

		# of	$ Per	% of Total
		Vehicles	Vehicle	Pool

Pool Balance
New Auto	$14,250,294,690.89	382,694	$37,236.79	89.40%
Used Auto	$895,573,709.76	48,403	$18,502.44	5.62%
Medium Duty Trucks	$17,768,631.54	453	$39,224.35	0.11%
Less Dealer Reserve	$1,392,294,601.98
Total	$13,771,342,430.21	431,550		95.13%

Ally Bank Retained Receivables
New Auto	$56,314,791.99	1,313	$42,890.17	0.35%
Used Auto	$668,256,171.41	33,531	$19,929.50	4.19%
Medium Duty Trucks	$100.00	1	$100.00	0.00%
DPP	$51,833,497.33	1,705	$30,400.88	0.33%
Other	$131,906.50	2	$65,953.25	0.00%
Total	$776,536,467.23	36,552		4.87%

Ending Aggregate Balance of All Receivables, net of Dealer Reserves, in the Accounts (including retained property)	$14,547,878,897.44	468,102		100.00%
Dealer Reserve	$1,392,294,601.98
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)	$15,940,173,499.42	468,102		100.00%

			# of	% of Total
			Dealers	Pool
Distribution by Dealer Credit Status
Satisfactory	Eligible	$13,282,660,117.29	1,589	83.33%
Limited	Eligible	$1,865,563,088.28	211	11.70%
Programmed	Eligible	$15,413,826.62	8	0.10%
No-Credit	Eligible	$0.00	0	0.00%
Satisfactory	Ineligible	$685,141,100.53	N/A	4.30%
Limited	Ineligible	$79,139,116.36	N/A	0.50%
Programmed	Ineligible	$12,256,250.34	N/A	0.08%
No-Credit	Ineligible	$0.00	N/A	0.00%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$15,940,173,499.42	1,808	100.00%

			# of	% of Total
			Dealers	Pool
Total Pool Balance by Age Distribution
1-120 Days		$11,258,208,262.97	329,928	70.63%
121-180 Days		$2,572,168,548.47	75,408	16.14%
181-270 Days		$1,498,690,440.21	43,513	9.40%
Over 270 Days		$611,106,247.77	19,253	3.83%
Ending Aggregate Balance of All Receivables in the Accounts (including retained property)		$15,940,173,499.42	468,102	100.00%

Asset Representation Review Trigger ("ARR Trigger")1
Ally Bank Portfolio2
	Current Month
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,304	28,718,654	83.15%
L…………………………………....	817	5,676,354	16.43%
P……………………………………	46	143,584	0.42%
N …………………………………..	—	—	—%
Total ……………………………….	5,167	34,538,593	100.00%

	Month 2
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,318	28,242,498	83.19%
L…………………………………....	816	5,555,204	16.36%
P……………………………………	52	152,542	0.45%
N …………………………………..	—	—	—%
Total ……………………………….	5,186	33,950,244	100.00%

	Month 3
Dealer Category	# of Dealers	$ in '000s	% of Total Pool
S……………………………………	4,384	28,431,247	85.06%
L…………………………………....	805	4,876,619	14.59%
P……………………………………	42	116,330	0.35%
N …………………………………..	—	—	—%
Total ……………………………….	5,231	33,424,196	100.00%
Notes:
1. Asset Representation Review Trigger ("ARR Trigger") only pertains to AMOT Series issued after November 23, 2015.
2. There were no delinquencies or losses in period.
3. This Servicer Certificate relates only to AMOT. This Servicer Certificate should not be relied upon with respect to any other security.
The information contained herein is only an indication of past performance and does not predict how AMOT will perform in the future.